Credit Risk - Summary of Residential Mortgages Portfolios of Particular Interest by Forbearance Applied (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,528	£ 1,481
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	1,112	1,086
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	416	395
Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	285	392
Interest-only | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	184	285
Interest-only | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	101	107
Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	48	73
Flexible | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	34	56
Flexible | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	14	17
LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	10	17
LTV >100% | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	3	8
LTV >100% | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	7	9
Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	9	10
Buy-to-Let | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	6	8
Buy-to-Let | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	£ 3	£ 2